Document and Entity Information	Sep. 24, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001841514
Document Type	8-K
Document Period End Date	Sep. 24, 2025
Entity Registrant Name	COMMONWEALTH CREDIT PARTNERS BDC I, INC.
Entity Incorporation State Country Code	DE
Entity File Number	814-01387
Entity Tax Identification Number	86-3335466
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite #1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	727-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false